Impairment Charges on Financial Assets	12 Months Ended
Mar. 31, 2024
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Impairment Charges on Financial Assets
33	IMPAIRMENT CHARGES ON FINANCIAL ASSETS
Impairment charges (reversals) on financial assets for the fiscal years ended March 31, 2024, 2023 and 2022 consisted of the following:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Loans and advances	¥222,894	¥138,176	¥269,060
Loan commitments	(13,875)	8,016	9,555
Financial guarantees	(3,923)	2,272	1,363

Total impairment charges on financial assets	¥205,096	¥148,464	¥279,978